Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2012 number	Dec. 31, 2011	Mar. 31, 2012 South Africa [Member] First Uranium Corporation [Member]	Mar. 31, 2011 South Africa [Member] First Uranium Corporation [Member]	Mar. 31, 2012 Investments In Unlisted Associates [Member]	Dec. 31, 2011 Investments In Unlisted Associates [Member]	Mar. 31, 2012 Investments In Listed Associates [Member]	Dec. 31, 2011 Investments In Listed Associates [Member]	Mar. 31, 2012 Corporate Joint Venture [Member]	Dec. 31, 2011 Corporate Joint Venture [Member]
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 0	$ 8
Aggregate fair value of investments with unrealized losses (more than 12 months)	1	0
Aggregate fair value of investments with unrealized losses (Total)	1	8
Aggregate unrealized losses (less than 12 months)	0	(3)
Aggregate unrealized losses (more than 12 months)	2	0
Aggregate unrealized losses (Total)	(2)	(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	52	51
Gross unrealized gains	35	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	85	82
Number Of Investments	3
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	92
Marketable debt securities - held to maturity	8	8
Restricted cash	24	23
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	42	29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	85	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost Method Investments	9	9
Investment in non-marketable debt securities - held to maturity	92	85
Restricted cash	24	23
Other non-current assets	105	101
Other long-term assets	1,070	1,001
Held To Maturity Securities Fair Value	11	11
Held-to-maturity Securities, Unrecognized Holding Gain	3	3
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	745	691			5	5	20	15	720	671
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized			$ 1	$ 0